Annual Total Returns- DWS CROCI US VIP (Class A) [BarChart] - Class A - DWS CROCI US VIP - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.07%)	9.79%	30.89%	10.72%	(6.87%)	(4.39%)	22.88%	(10.50%)	32.95%	(12.16%)